AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 85.7%
Affiliated Mutual Fund — 46.5%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	181,011,192	$1,784,770,354
(cost $1,847,066,992)(wa)
Common Stocks — 33.4%
Aerospace & Defense — 0.5%
General Dynamics Corp.	6,149	1,358,745
Northrop Grumman Corp.	2,108	927,920
RTX Corp.	19,467	1,401,040
Safran SA (France)	88,060	13,799,815
Woodward, Inc.	8,724	1,084,044
		18,571,564
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	102,982	4,178,550
FedEx Corp.	4,187	1,109,220
United Parcel Service, Inc. (Class B Stock)	3,351	522,320
		5,810,090
Automobile Components — 0.1%
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	113,600	519,641
HL Mando Co. Ltd. (South Korea)	21,753	677,005
LCI Industries	8,937	1,049,382
		2,246,028
Automobiles — 0.2%
Kia Corp. (South Korea)	11,568	696,281
Maruti Suzuki India Ltd. (India)	4,318	550,542
Tesla, Inc.*	24,691	6,178,182
		7,425,005
Banks — 3.0%
Al Rajhi Bank (Saudi Arabia)	30,390	550,562
Banco do Brasil SA (Brazil)	105,493	991,643
Banco Santander Chile (Chile)	12,318,047	569,804
Bank Central Asia Tbk PT (Indonesia)	11,585,400	6,600,607
Bank of America Corp.	314,187	8,602,440
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,099,772	1,384,628
BankUnited, Inc.	34,031	772,504
Capitec Bank Holdings Ltd. (South Africa)	11,647	1,053,132
China Construction Bank Corp. (China) (Class H Stock)	3,279,000	1,843,298
China Merchants Bank Co. Ltd. (China) (Class H Stock)	273,500	1,135,464
Citigroup, Inc.	12,921	531,441
Citizens Financial Group, Inc.	39,128	1,048,630
Commerce Bancshares, Inc.	22,302	1,070,050
Credicorp Ltd. (Peru)	8,677	1,110,396
Cullen/Frost Bankers, Inc.	11,890	1,084,487
DBS Group Holdings Ltd. (Singapore)	518,900	12,744,004
First Citizens BancShares, Inc. (Class A Stock)	922	1,272,452
First Financial Bancorp	48,719	954,892
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Hawaiian, Inc.	52,571	$948,907
First Interstate BancSystem, Inc. (Class A Stock)(a)	38,832	968,470
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	161,000	1,349,434
HDFC Bank Ltd. (India)	396,643	7,274,399
HDFC Bank Ltd. (India), ADR	111,786	6,596,492
HSBC Holdings PLC (United Kingdom)	107,200	838,173
ICICI Bank Ltd. (India)	126,269	1,446,639
KB Financial Group, Inc. (South Korea)	33,240	1,355,757
KBC Group NV (Belgium)	93,785	5,838,737
Kotak Mahindra Bank Ltd. (India)	41,691	868,841
Lloyds Banking Group PLC (United Kingdom)	12,897,201	6,930,882
M&T Bank Corp.	25,189	3,185,149
Mitsubishi UFJ Financial Group, Inc. (Japan)	518,700	4,395,544
NU Holdings Ltd. (Brazil) (Class A Stock)*	45,366	328,903
OTP Bank Nyrt (Hungary)	16,678	601,307
PNC Financial Services Group, Inc. (The)	11,635	1,428,429
Regions Financial Corp.	95,444	1,641,637
Saudi National Bank (The) (Saudi Arabia)	128,796	1,126,907
ServisFirst Bancshares, Inc.	19,599	1,022,480
TCS Group Holding PLC (Russia), GDR*^	5,848	1
Toronto-Dominion Bank (The) (Canada)	165,441	9,967,264
U.S. Bancorp	52,804	1,745,700
UniCredit SpA (Italy)	203,611	4,851,316
Wells Fargo & Co.	171,806	7,019,993
Wintrust Financial Corp.	17,663	1,333,556
		116,385,351
Beverages — 0.6%
Budweiser Brewing Co. APAC Ltd. (China), 144A	297,800	585,240
Coca-Cola Co. (The)	248,907	13,933,814
Constellation Brands, Inc. (Class A Stock)	4,178	1,050,057
Diageo PLC (United Kingdom)	101,869	3,755,719
Keurig Dr. Pepper, Inc.	45,237	1,428,132
Primo Water Corp.	94,072	1,298,193
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	31,000	668,640
		22,719,795
Biotechnology — 0.7%
AbbVie, Inc.	62,670	9,341,590
Alnylam Pharmaceuticals, Inc.*	6,003	1,063,132
Biocon Ltd. (India)	139,381	456,176
Exact Sciences Corp.*	18,500	1,262,070
Natera, Inc.*	15,364	679,857
Regeneron Pharmaceuticals, Inc.*	15,831	13,028,280
Sinovac Biotech Ltd. (China)*^	3,000	19,513
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	2,758	$959,067
		26,809,685
Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China)*	197,972	2,146,449
Amazon.com, Inc.*	248,530	31,593,134
JD.com, Inc. (China), ADR	98,272	2,862,663
JD.com, Inc. (China) (Class A Stock)	59,858	870,864
MYT Holding LLC (Class B Stock)*^	93,730	42,179
PDD Holdings, Inc. (China), ADR*	5,247	514,573
Savers Value Village, Inc.*	28,366	529,593
		38,559,455
Building Products — 0.3%
AZEK Co., Inc. (The)*	38,875	1,156,143
Carlisle Cos., Inc.	4,405	1,142,040
Daikin Industries Ltd. (Japan)	23,000	3,605,749
Fortune Brands Innovations, Inc.(a)	18,887	1,174,016
Hayward Holdings, Inc.*(a)	93,272	1,315,135
Simpson Manufacturing Co., Inc.	11,061	1,657,048
Trane Technologies PLC	11,127	2,257,780
		12,307,911
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	192,679	4,849,857
AssetMark Financial Holdings, Inc.*	35,098	880,258
Blackstone, Inc.	21,440	2,297,081
Charles Schwab Corp. (The)	94,140	5,168,286
CME Group, Inc.	71,762	14,368,188
Deutsche Boerse AG (Germany)	21,436	3,701,928
Evercore, Inc. (Class A Stock)	10,243	1,412,305
Japan Exchange Group, Inc. (Japan)	137,800	2,552,924
Moelis & Co. (Class A Stock)(a)	17,582	793,476
Morgan Stanley	34,725	2,835,991
Morningstar, Inc.	4,132	967,880
Northern Trust Corp.(a)	13,862	963,132
S&P Global, Inc.	33,112	12,099,456
State Street Corp.	11,126	744,997
StepStone Group, Inc. (Class A Stock)	43,935	1,387,467
T. Rowe Price Group, Inc.	6,259	656,381
		55,679,607
Chemicals — 0.8%
Air Liquide SA (France)	24,998	4,210,452
Axalta Coating Systems Ltd.*	71,482	1,922,866
Balchem Corp.	4,212	522,456
Dow, Inc.(a)	80,298	4,140,165
LG Chem Ltd. (South Korea)	3,502	1,282,209
Linde PLC	15,377	5,721,117
Perimeter Solutions SA*	97,585	443,036
Quaker Chemical Corp.(a)	8,722	1,395,520
Saudi Basic Industries Corp. (Saudi Arabia)	30,069	662,098
Shin-Etsu Chemical Co. Ltd. (Japan)	291,700	8,472,616
Skshu Paint Co. Ltd. (China) (Class A Stock)*	58,160	549,582
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	59,800	$726,993
		30,049,110
Commercial Services & Supplies — 0.3%
Brady Corp. (Class A Stock)	10,069	552,989
Casella Waste Systems, Inc. (Class A Stock)*	20,743	1,582,691
Copart, Inc.*	45,163	1,946,074
Driven Brands Holdings, Inc.*	58,405	735,319
MSA Safety, Inc.	12,026	1,895,899
RB Global, Inc. (Canada)	17,461	1,091,312
SAL TopCo LLC*^	15,668	15,668
Stericycle, Inc.*	29,556	1,321,449
UniFirst Corp.	6,269	1,021,910
		10,163,311
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	78,000	1,196,690
Arista Networks, Inc.*	4,493	826,398
Cisco Systems, Inc.	18,032	969,400
		2,992,488
Construction & Engineering — 0.5%
AECOM	10,243	850,579
Quanta Services, Inc.	11,904	2,226,881
Vinci SA (France)	132,057	14,609,604
WillScot Mobile Mini Holdings Corp.*	46,934	1,951,985
		19,639,049
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	5,332	2,188,679
Siam Cement PCL (The) (Thailand), NVDR	60,600	499,639
Vulcan Materials Co.	3,292	665,050
		3,353,368
Consumer Finance — 0.1%
American Express Co.	8,196	1,222,761
Capital One Financial Corp.	38,532	3,739,531
Shriram Finance Ltd. (India)	33,149	764,989
		5,727,281
Consumer Staples Distribution & Retail — 0.7%
Albertson’s Cos., Inc. (Class A Stock)	47,702	1,085,220
Alimentation Couche-Tard, Inc. (Canada)	92,749	4,710,345
Bid Corp. Ltd. (South Africa)	34,399	766,258
BJ’s Wholesale Club Holdings, Inc.*(a)	24,392	1,740,857
Casey’s General Stores, Inc.	5,811	1,577,803
Clicks Group Ltd. (South Africa)	45,996	627,891
Dino Polska SA (Poland), 144A*	6,045	489,908
Dollar General Corp.	3,785	400,453
Performance Food Group Co.*(a)	27,623	1,625,890
Raia Drogasil SA (Brazil)	171,319	941,027
Seven & i Holdings Co. Ltd. (Japan)	105,100	4,114,687

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Wal-Mart de Mexico SAB de CV (Mexico)	2,243,025	$8,466,285
		26,546,624
Containers & Packaging — 0.1%
AptarGroup, Inc.	14,428	1,804,077
Packaging Corp. of America	13,088	2,009,662
Silgan Holdings, Inc.	13,715	591,254
Westrock Co.	21,539	771,096
		5,176,089
Distributors — 0.0%
Pool Corp.	1,927	686,205
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	17,314	1,410,399
China Yuhua Education Corp. Ltd. (China), 144A*	14,000	1,101
		1,411,500
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.*	1	16
GCI Liberty, Inc. (Class A Stock)*^	599	—
Hellenic Telecommunications Organization SA (Greece)	35,427	516,724
Nippon Telegraph & Telephone Corp. (Japan)	3,590,000	4,249,252
Telkom Indonesia Persero Tbk PT (Indonesia)	12,254,400	2,970,551
Verizon Communications, Inc.	25,974	841,817
Windstream Holdings, Inc.*^	386	4,053
		8,582,413
Electric Utilities — 0.4%
Edison International	14,371	909,541
Entergy Corp.	5,343	494,227
NextEra Energy, Inc.	120,925	6,927,793
PG&E Corp.*	77,600	1,251,688
Portland General Electric Co.	28,432	1,150,927
SSE PLC (United Kingdom)	140,030	2,744,076
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	82,739	569,365
Xcel Energy, Inc.	21,321	1,219,988
		15,267,605
Electrical Equipment — 0.3%
AMETEK, Inc.	11,313	1,671,609
Eaton Corp. PLC	5,956	1,270,296
Generac Holdings, Inc.*	6,294	685,794
Hubbell, Inc.	4,100	1,284,981
Legrand SA (France)	61,155	5,619,305
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	277,580	426,635
Shoals Technologies Group, Inc. (Class A Stock)*	37,077	676,655
		11,635,275
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	9,353	$1,345,616
CDW Corp.	3,123	630,096
Fabrinet (Thailand)*	4,884	813,772
Jabil, Inc.	10,468	1,328,285
Keyence Corp. (Japan)	10,472	3,872,817
Largan Precision Co. Ltd. (Taiwan)	9,000	596,237
nLight, Inc.*	43,914	456,706
Novanta, Inc.*(a)	10,560	1,514,726
TD SYNNEX Corp.	10,828	1,081,284
		11,639,539
Energy Equipment & Services — 0.1%
Baker Hughes Co.	38,553	1,361,692
TechnipFMC PLC (United Kingdom)	95,784	1,948,247
		3,309,939
Entertainment — 0.1%
iQIYI, Inc. (China), ADR*	47,362	224,496
JYP Entertainment Corp. (South Korea)	4,428	367,687
Liberty Media Corp.-Liberty Live (Class C Stock)*	13,204	423,848
NetEase, Inc. (China)	64,500	1,293,306
Netflix, Inc.*	4,314	1,628,966
Take-Two Interactive Software, Inc.*	7,743	1,087,040
		5,025,343
Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	16,637	5,827,941
Chailease Holding Co. Ltd. (Taiwan)	88,057	494,461
FirstRand Ltd. (South Africa)	192,010	646,579
FleetCor Technologies, Inc.*	3,852	983,570
Mastercard, Inc. (Class A Stock)	47,995	19,001,700
MGIC Investment Corp.	55,372	924,159
WEX, Inc.*	9,848	1,852,310
		29,730,720
Food Products — 0.4%
Angel Yeast Co. Ltd. (China) (Class A Stock)	101,800	470,424
Britannia Industries Ltd. (India)	15,308	835,971
Chongqing Fuling Zhacai Group Co. Ltd. (China) (Class A Stock)	136,000	294,984
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	78,450	411,291
Freshpet, Inc.*(a)	14,735	970,742
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	185,400	676,962
Kraft Heinz Co. (The)	39,356	1,323,936
Nestle SA	79,098	8,953,579
Post Holdings, Inc.*	16,161	1,385,644
Utz Brands, Inc.	72,607	975,112
		16,298,645

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Ground Transportation — 0.7%
Canadian National Railway Co. (Canada)	62,843	$6,805,505
J.B. Hunt Transport Services, Inc.	6,371	1,201,061
Knight-Swift Transportation Holdings, Inc.	23,066	1,156,760
Landstar System, Inc.	7,365	1,303,163
Localiza Rent a Car SA (Brazil)	64,731	755,928
Norfolk Southern Corp.	2,120	417,491
Old Dominion Freight Line, Inc.	2,791	1,141,910
Uber Technologies, Inc.*	265,917	12,229,523
Union Pacific Corp.	6,807	1,386,109
		26,397,450
Health Care Equipment & Supplies — 0.5%
Align Technology, Inc.*	2,494	761,468
Boston Scientific Corp.*	36,236	1,913,261
Cooper Cos., Inc. (The)	3,494	1,111,127
Envista Holdings Corp.*	38,262	1,066,745
Hoya Corp. (Japan)	61,300	6,278,192
ICU Medical, Inc.*(a)	8,822	1,049,906
Intuitive Surgical, Inc.*	5,868	1,715,158
Medtronic PLC	10,266	804,444
Neogen Corp.*	45,611	845,628
QuidelOrtho Corp.*	14,937	1,090,998
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	15,900	591,369
Zimmer Biomet Holdings, Inc.	7,154	802,822
		18,031,118
Health Care Providers & Services — 1.0%
Agiliti, Inc.*(a)	71,475	463,873
Cencora, Inc.(a)	14,044	2,527,499
Chemed Corp.	3,144	1,633,937
Cigna Group (The)	4,240	1,212,937
CVS Health Corp.	15,642	1,092,124
Encompass Health Corp.	29,541	1,983,973
HCA Healthcare, Inc.	6,251	1,537,621
HealthEquity, Inc.*	23,576	1,722,227
Henry Schein, Inc.*	12,282	911,938
Laboratory Corp. of America Holdings(a)	6,001	1,206,501
McKesson Corp.	2,454	1,067,122
NMC Health PLC (United Arab Emirates)*^	411	—
Progyny, Inc.*	26,361	896,801
Quest Diagnostics, Inc.	6,122	746,027
UnitedHealth Group, Inc.	44,647	22,510,571
		39,513,151
Health Care REITs — 0.0%
Welltower, Inc.(a)	7,416	607,519
Health Care Technology — 0.0%
Certara, Inc.*	46,223	672,082
Definitive Healthcare Corp.*(a)	60,835	486,072
		1,158,154
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.(a)	46,677	$716,025
Ryman Hospitality Properties, Inc.	15,292	1,273,518
		1,989,543
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.*	1,152	3,552,710
H World Group Ltd. (China)*	138,900	546,219
Hilton Worldwide Holdings, Inc.	40,632	6,102,114
InterContinental Hotels Group PLC (United Kingdom)	37,416	2,767,076
Jiumaojiu International Holdings Ltd. (China), 144A	191,000	258,461
Marriott International, Inc. (Class A Stock)	10,820	2,126,779
McDonald’s Corp.	31,485	8,294,409
Meituan (China) (Class B Stock), 144A*	113,700	1,645,943
Monarch Casino & Resort, Inc.	10,897	676,704
Planet Fitness, Inc. (Class A Stock)*	21,783	1,071,288
Sands China Ltd. (Macau)*	156,000	474,393
Texas Roadhouse, Inc.	10,775	1,035,478
Wendy’s Co. (The)	66,569	1,358,673
Yum! Brands, Inc.	52,846	6,602,579
		36,512,826
Household Durables — 0.2%
Garmin Ltd.	8,551	899,565
Haier Smart Home Co. Ltd. (China) (Class H Stock)	378,000	1,181,464
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	87,756
Mohawk Industries, Inc.*	13,128	1,126,514
Newell Brands, Inc.	82,900	748,587
Sony Group Corp. (Japan)	56,563	4,625,473
		8,669,359
Household Products — 0.1%
Energizer Holdings, Inc.(a)	23,992	768,704
Procter & Gamble Co. (The)	13,279	1,936,875
		2,705,579
Independent Power & Renewable Electricity Producers — 0.3%
ACEN Corp. (Philippines)	9,030	783
RWE AG (Germany)	267,439	9,927,283
		9,928,066
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	6,019	1,111,950
Industrial REITs — 0.3%
EastGroup Properties, Inc.	10,925	1,819,340
Prologis, Inc.	84,770	9,512,042
		11,331,382
Insurance — 1.5%
AIA Group Ltd. (Hong Kong)	996,474	8,058,632
Allianz SE (Germany)	32,583	7,753,980
Chubb Ltd.	5,815	1,210,567

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
CNA Financial Corp.	16,308	$641,720
Fairfax Financial Holdings Ltd. (Canada)	1,434	1,174,374
Hartford Financial Services Group, Inc. (The)	8,912	631,950
HDFC Life Insurance Co. Ltd. (India), 144A	79,551	609,302
Kinsale Capital Group, Inc.	3,027	1,253,572
Loews Corp.	51,794	3,279,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	12,437	4,843,625
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	200,000	1,134,329
Progressive Corp. (The)	93,086	12,966,880
Prudential PLC (Hong Kong)	74,364	799,364
RLI Corp.	10,961	1,489,490
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,827	543,706
Sanlam Ltd. (South Africa)	129,029	447,624
Tokio Marine Holdings, Inc. (Japan)	293,800	6,802,557
Travelers Cos., Inc. (The)	10,922	1,783,672
W.R. Berkley Corp.	14,594	926,573
Zurich Insurance Group AG (Switzerland)	6,441	2,947,116
		59,298,111
Interactive Media & Services — 1.3%
Alphabet, Inc. (Class C Stock)*	81,589	10,757,510
IAC, Inc.*	21,665	1,091,699
Kanzhun Ltd. (China), ADR*(a)	26,765	406,025
Meta Platforms, Inc. (Class A Stock)*	73,186	21,971,169
NAVER Corp. (South Korea)	3,850	575,632
Tencent Holdings Ltd. (China)	362,700	14,059,688
		48,861,723
IT Services — 0.2%
Endava PLC (United Kingdom), ADR*	8,550	490,342
Infosys Ltd. (India)	137,997	2,371,522
International Business Machines Corp.	6,490	910,547
MongoDB, Inc.*	4,296	1,485,815
Snowflake, Inc. (Class A Stock)*	7,854	1,199,856
		6,458,082
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	22,108	1,172,608
Brunswick Corp.	17,798	1,406,042
		2,578,650
Life Sciences Tools & Services — 0.1%
Azenta, Inc.*(a)	13,418	673,450
Fortrea Holdings, Inc.*	10,643	304,283
Mettler-Toledo International, Inc.*	442	489,767
Thermo Fisher Scientific, Inc.	2,980	1,508,387
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	57,300	683,310
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Wuxi Biologics Cayman, Inc. (China), 144A*	89,000	$517,255
		4,176,452
Machinery — 0.7%
Atlas Copco AB (Sweden) (Class A Stock)	317,534	4,264,697
Deere & Co.	19,985	7,541,939
Douglas Dynamics, Inc.	19,973	602,785
Dover Corp.	10,521	1,467,785
Gates Industrial Corp. PLC*	19,761	229,425
Hillman Solutions Corp.*	130,212	1,074,249
Ingersoll Rand, Inc.	23,448	1,494,107
ITT, Inc.	4,015	393,109
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	66,300	582,014
Lincoln Electric Holdings, Inc.	8,422	1,531,035
Middleby Corp. (The)*	6,732	861,696
RBC Bearings, Inc.*(a)	7,898	1,849,159
Techtronic Industries Co. Ltd. (Hong Kong)	43,000	415,104
Timken Co. (The)	10,423	765,986
Toro Co. (The)	13,466	1,119,025
Volvo AB (Sweden) (Class B Stock)	214,141	4,410,799
		28,602,914
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	4,520	1,987,986
Liberty Broadband Corp. (Class C Stock)*	13,453	1,228,528
Liberty Media Corp.-Liberty SiriusXM*	45,223	1,151,378
Nexstar Media Group, Inc.	4,994	715,990
Trade Desk, Inc. (The) (Class A Stock)*	23,183	1,811,751
		6,895,633
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	10,503	288,408
Anglogold Ashanti PLC (United Kingdom)	16,270	261,403
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	645,800	540,129
BHP Group Ltd. (Australia) (XASX)	219,315	6,160,741
BHP Group Ltd. (Australia) (XJSE)	630	17,959
Freeport-McMoRan, Inc.	17,034	635,198
Severstal PAO (Russia), GDR*^	17,534	2
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	362,000	548,791
		8,452,631
Multi-Utilities — 0.3%
Dominion Energy, Inc.	24,451	1,092,226
Engie SA (France)	278,690	4,274,038
Northwestern Energy Group, Inc.	21,423	1,029,589
Public Service Enterprise Group, Inc.(a)	72,587	4,130,926
		10,526,779

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.0%
BP PLC (United Kingdom)	1,375,922	$8,869,103
Cheniere Energy, Inc.	8,495	1,409,830
Chesapeake Energy Corp.(a)	106	9,140
Chevron Corp.	51,925	8,755,594
ConocoPhillips	67,466	8,082,427
Coterra Energy, Inc.	31,288	846,340
DT Midstream, Inc.	18,787	994,208
EOG Resources, Inc.	55,310	7,011,096
Kinder Morgan, Inc.	103,773	1,720,556
Petronet LNG Ltd. (India)	214,470	618,166
Phillips 66	15,485	1,860,523
PTT Exploration & Production PCL (Thailand)	152,600	712,054
Reliance Industries Ltd. (India)	50,597	1,424,542
Shell PLC (Netherlands)	730,285	23,145,815
S-Oil Corp. (South Korea)	8,429	492,980
Thai Oil PCL (Thailand)	652,985	899,819
TotalEnergies SE (France)	128,082	8,421,310
Williams Cos., Inc. (The)	55,252	1,861,440
		77,134,943
Personal Care Products — 0.1%
Hindustan Unilever Ltd. (India)	39,589	1,174,093
Kenvue, Inc.	53,436	1,072,995
		2,247,088
Pharmaceuticals — 1.2%
AstraZeneca PLC (United Kingdom)	63,198	8,524,431
Bristol-Myers Squibb Co.	118,167	6,858,413
Eli Lilly & Co.	5,985	3,214,723
Johnson & Johnson	43,126	6,716,874
Merck & Co., Inc.	11,553	1,189,381
Novo Nordisk A/S (Denmark) (Class B Stock)	155,771	14,183,146
Roche Holding AG	19,702	5,378,668
Royalty Pharma PLC (Class A Stock)	29,555	802,123
		46,867,759
Professional Services — 0.4%
ExlService Holdings, Inc.*	34,980	980,839
First Advantage Corp.	88,060	1,214,348
Paycor HCM, Inc.*(a)	51,292	1,170,996
RELX PLC (United Kingdom) (XLON)	142,628	4,812,259
RELX PLC (United Kingdom) (BATE)	202,066	6,830,686
Verra Mobility Corp.*(a)	54,907	1,026,761
		16,035,889
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	17,124	1,264,779
China Aoyuan Group Ltd. (China)*	95,000	2,851
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	39,768
China Resources Land Ltd. (China)	138,000	548,017
Cushman & Wakefield PLC*(a)	97,595	743,674
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,329
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	$9,101
Shimao Group Holdings Ltd. (China)*	31,000	2,969
		2,613,488
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	36,846	1,241,342
Mid-America Apartment Communities, Inc.	10,298	1,324,837
		2,566,179
Retail REITs — 0.1%
Brixmor Property Group, Inc.	56,756	1,179,390
Federal Realty Investment Trust	10,756	974,816
Kimco Realty Corp.	91,377	1,607,321
NNN REIT, Inc.	34,429	1,216,721
		4,978,248
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	49,235	5,062,343
Allegro MicroSystems, Inc. (Japan)*	19,469	621,840
Analog Devices, Inc.	30,983	5,424,813
ASE Technology Holding Co. Ltd. (Taiwan)	169,000	576,875
ASML Holding NV (Netherlands)	19,305	11,365,826
ASPEED Technology, Inc. (Taiwan)	9,000	775,282
Broadcom, Inc.	3,019	2,507,521
eMemory Technology, Inc. (Taiwan)	5,000	313,919
Entegris, Inc.	11,134	1,045,594
Infineon Technologies AG (Germany)	99,615	3,299,323
Lam Research Corp.	3,093	1,938,600
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	131,200	492,694
MACOM Technology Solutions Holdings, Inc.*	25,861	2,109,740
NVIDIA Corp.	48,960	21,297,110
NXP Semiconductors NV (China)	32,735	6,544,381
Power Integrations, Inc.	21,522	1,642,344
Realtek Semiconductor Corp. (Taiwan)	67,000	822,654
Silergy Corp. (China)	46,000	436,026
SK Hynix, Inc. (South Korea)	21,519	1,821,900
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	551,000	8,984,741
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	253,982	22,071,036
Teradyne, Inc.(a)	14,438	1,450,441
Texas Instruments, Inc.	10,620	1,688,686
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (China) (Class A Stock)	53,100	347,755
		102,641,444
Software — 2.0%
Adobe, Inc.*	11,426	5,826,117
Cadence Design Systems, Inc.*	4,416	1,034,669

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	67,959	$1,314,327
Confluent, Inc. (Class A Stock)*	39,599	1,172,526
Crowdstrike Holdings, Inc. (Class A Stock)*	6,146	1,028,717
Envestnet, Inc.*	18,251	803,592
Guidewire Software, Inc.*	12,428	1,118,520
HashiCorp, Inc. (Class A Stock)*(a)	19,837	452,879
HubSpot, Inc.*	3,424	1,686,320
Intuit, Inc.	6,677	3,411,546
Kingdee International Software Group Co. Ltd. (China)*	338,000	413,670
Microsoft Corp.	154,805	48,879,679
nCino, Inc.*(a)	28,175	895,965
Oracle Corp.	12,673	1,342,324
Palo Alto Networks, Inc.*(a)	10,228	2,397,852
Qualys, Inc.*	2,605	397,393
Shanghai Baosight Software Co. Ltd. (China) (Class A Stock)	53,000	328,881
Synopsys, Inc.*	2,902	1,331,931
Workday, Inc. (Class A Stock)*	5,283	1,135,053
Workiva, Inc.*	9,906	1,003,874
		75,975,835
Specialized REITs — 0.2%
CubeSmart	32,146	1,225,727
Lamar Advertising Co. (Class A Stock)(a)	12,282	1,025,179
Public Storage	5,152	1,357,655
Rayonier, Inc.(a)	39,411	1,121,637
Weyerhaeuser Co.	68,350	2,095,611
		6,825,809
Specialty Retail — 0.6%
AutoZone, Inc.*	730	1,854,193
Bath & Body Works, Inc.	25,328	856,086
Best Buy Co., Inc.	10,399	722,419
Claire’s Private Placement*^	406	101,500
Dick’s Sporting Goods, Inc.(a)	8,196	889,922
Home Depot, Inc. (The)	3,525	1,065,114
Industria de Diseno Textil SA (Spain)	113,430	4,220,963
Lojas Renner SA (Brazil)	223,885	596,843
Lowe’s Cos., Inc.	16,728	3,476,747
Murphy USA, Inc.	3,152	1,077,133
Ross Stores, Inc.	67,414	7,614,411
TJX Cos., Inc. (The)	19,432	1,727,116
		24,202,447
Technology Hardware, Storage & Peripherals — 1.2%
Advantech Co. Ltd. (Taiwan)	43,411	464,829
Apple, Inc.	143,619	24,589,009
Goodman Networks, Inc.*^	3,993	—
Samsung Electronics Co. Ltd. (South Korea)	418,380	21,150,838
Samsung Electronics Co. Ltd. (South Korea), GDR	860	1,081,462
		47,286,138
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.	12,038	$892,016
Eclat Textile Co. Ltd. (Taiwan)	38,000	573,395
Lululemon Athletica, Inc.*	2,757	1,063,127
LVMH Moet Hennessy Louis Vuitton SE (France)	11,008	8,309,176
Ralph Lauren Corp.(a)	10,921	1,267,819
Shenzhou International Group Holdings Ltd. (China)	78,200	743,652
		12,849,185
Tobacco — 0.1%
ITC Ltd. (India)	150,890	806,209
Philip Morris International, Inc.	16,063	1,487,113
		2,293,322
Trading Companies & Distributors — 0.2%
Air Lease Corp.	15,986	630,008
Applied Industrial Technologies, Inc.	9,210	1,423,958
Core & Main, Inc. (Class A Stock)*	25,426	733,540
Ferguson PLC	29,506	4,855,808
		7,643,314
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	55,414	909,804
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	33,686	825,454
		1,735,258
Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd. (South Korea)	15,648	602,825
TIM SA (Brazil)	228,113	678,455
T-Mobile US, Inc.*	5,408	757,391
		2,038,671

Total Common Stocks (cost $1,260,774,202)		1,283,491,084
Preferred Stocks — 0.1%
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	106,897	511,459
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	285,143	1,955,960
Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	342	718,200
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	4,751	47
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC (PRFC)	3,262	40,779

Total Preferred Stocks (cost $2,833,857)		3,226,445

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Units	Value
Rights* — 0.0%
Ground Transportation
Localiza Rent a Car SA (Brazil), expiring 11/17/23	475	$1,092
(cost $0)
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	13,860
(cost $7)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.4%
Automobiles — 0.3%
Ally Auto Receivables Trust,
Series 2022-03, Class A3
5.070%	04/15/27	2,688	2,662,763
Capital One Prime Auto Receivables Trust,
Series 2022-01, Class A3
3.170%	04/15/27	616	594,925
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	754	722,807
Series 2022-01, Class A3
1.470%	12/15/26	1,692	1,627,898
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	660	619,088
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	330	311,117
Series 2022-02, Class A3
3.100%	02/16/27	1,402	1,362,839
Hyundai Auto Receivables Trust,
Series 2022-B, Class A3
3.720%	11/16/26	2,674	2,610,293
Toyota Auto Receivables Owner Trust,
Series 2022-B, Class A3
2.930%	09/15/26	980	954,053
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	223	207,845
			11,673,628
Equipment — 0.1%
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	2,324	2,283,461
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.634%(c)	03/25/37	15	$4,208

Total Asset-Backed Securities (cost $13,957,624)			13,961,297
Corporate Bonds — 3.2%
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR Index + 0.530%
5.875%(c)	04/01/24	250	249,921
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.125%	12/14/23	987	976,934
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.800%	06/26/25	1,450	1,443,812
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	330	325,192
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.930%(c)	06/13/24	2,658	2,661,150
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.875%	11/22/23	2,017	2,003,170
			7,660,179
Banks — 0.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.843%(ff)	02/04/25	1,300	1,278,689
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, Series 0012, MTN
3.650%	02/04/24	1,581	1,566,626
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	645	608,671
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.875%	08/22/24	719	706,223
Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)
5.593%(c)	01/12/24	3,269	3,265,416
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24(a)	948	938,699
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.217%	12/06/23	777	770,475
3.000%	03/15/24(a)	374	368,887
3.625%	02/20/24	287	284,296
Sr. Unsec’d. Notes, SOFR + 1.390%
6.734%(c)	03/15/24	1,200	1,203,322
Morgan Stanley,
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.790%(c)	01/25/24	770	769,772
A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,256	$1,240,705
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.479%	07/16/25	600	597,095
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/24	843	836,284
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	950	933,928
U.S. Bancorp,
Sr. Unsec’d. Notes
3.375%	02/05/24	2,220	2,198,321
			17,567,409
Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
0.750%	03/15/24	1,363	1,331,462
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	1,342	1,323,140
Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.625%	07/02/24(a)	1,349	1,323,625
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,340	1,323,361
			2,646,986
Chemicals — 0.1%
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24(a)	1,164	1,141,452
Westlake Corp.,
Sr. Unsec’d. Notes
0.875%	08/15/24	940	899,378
			2,040,830
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24(a)	2,951	2,902,338
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/24	1,349	1,327,697
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
1.450%	04/01/24	587	573,898
5.900%	10/01/24	730	729,235
			5,533,168
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	$—
Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24	603	594,216
Sr. Unsec’d. Notes, SOFR Index + 0.230%
5.571%(c)	11/03/23	2,037	2,036,462
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24(a)	1,260	1,250,006
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.550%	02/01/24	1,583	1,568,053
			5,448,737
Electric — 0.4%
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/24	1,379	1,335,034
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	1,334	1,329,230
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	1,321	1,308,327
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24	779	756,463
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23	1,348	1,336,692
Eversource Energy,
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	677	674,379
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,344	1,321,280
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	303	300,563
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.400%
5.741%(c)	11/03/23	1,970	1,969,836
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.750%	06/01/24	1,354	1,325,692
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
0.841%	11/08/23	455	452,661
2.875%	06/15/24	896	875,995
Southwestern Public Service Co.,
First Mortgage
3.300%	06/15/24	764	750,574

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	02/15/24	636	$629,709
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.800%	03/15/24	1,196	1,166,340
			15,532,775
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,996	1,938,145
Foods — 0.1%
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month SOFR + 1.272%
6.580%(c)	10/17/23	1,302	1,302,365
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.150%	08/15/24	1,364	1,331,603
			2,633,968
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.625%	05/15/24	2,068	2,001,639
Gas — 0.1%
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24	2,723	2,665,522
Healthcare-Products — 0.0%
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	1,790	1,761,500
Healthcare-Services — 0.0%
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	1,361	1,332,645
Insurance — 0.4%
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	2,009	1,983,480
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
0.450%	12/08/23	377	371,814
0.650%	06/17/24	638	614,710
5.750%	07/02/26	346	341,917
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
0.500%	11/17/23	2,025	2,010,775
F&G Global Funding,
Sr. Sec’d. Notes, 144A
0.900%	09/20/24	400	377,915
Jackson Financial, Inc.,
Sr. Unsec’d. Notes
1.125%	11/22/23	1,348	1,337,966
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Jackson National Life Global Funding,
Sec’d. Notes, 144A, SOFR + 1.150%
6.495%(c)	06/28/24	1,376	$1,375,947
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24	2,664	2,632,079
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.400%
5.735%(c)	01/27/25	500	496,566
Principal Life Global Funding II,
Sec’d. Notes, 144A
0.500%	01/08/24	936	919,762
Sec’d. Notes, 144A, SOFR + 0.450%
5.743%(c)	04/12/24	845	843,644
			13,306,575
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%
5.587%(c)	05/17/24	981	980,584
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.791%(c)	11/13/23	1,950	1,949,641
			2,930,225
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	256	254,285
Media — 0.0%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	941	916,699
Walt Disney Co. (The),
Gtd. Notes
1.750%	08/30/24	895	864,070
			1,780,769
Mining — 0.1%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.625%	04/29/24	1,987	1,967,059
Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/24	1,655	1,638,246
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,400
8.000%	02/09/26(d)	315	6,300
Chevron Corp.,
Sr. Unsec’d. Notes
2.895%	03/03/24	955	943,984

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66,
Gtd. Notes
0.900%	02/15/24	530	$520,087
			1,471,771
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	1,549	1,529,707
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/24	1,750	1,724,789
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	1,330	1,324,343
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	1,349	1,325,089
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	1,334	1,306,258
Cencora, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	2,013	1,980,144
Cigna Group (The),
Gtd. Notes
3.500%	06/15/24	1,325	1,302,010
Sr. Unsec’d. Notes
0.613%	03/15/24	708	690,903
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	1,373	1,334,572
			10,988,108
Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	297	295,005
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	2,015	2,003,253
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	740	734,439
4.500%	11/15/23	506	504,810
			3,537,507
Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp.,
Sr. Unsec’d. Notes
4.600%	02/06/24	1,251	1,243,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.750%	02/01/24	745	$738,954
			1,982,070
Retail — 0.1%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.800%	02/10/24	1,951	1,913,574
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24	744	732,035
			2,645,609
Semiconductors — 0.0%
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
0.972%	02/15/24	1,350	1,325,432
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	1,304	1,272,493
Oracle Corp.,
Sr. Unsec’d. Notes
3.400%	07/08/24	1,351	1,325,917
			2,598,410
Transportation — 0.0%
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.850%	01/15/24	945	938,759
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	1,350	1,297,383

Total Corporate Bonds (cost $121,861,460)			121,610,020
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 3 Month SOFR + 7.350%
12.740%(c)	06/30/26^	130	101,428
Extended Closing Date Loan (Second Lien), 3 Month SOFR + 7.000%
16.465%(c)	12/31/26	239	167,096
Extended Closing Date Term Loan, 3 Month SOFR + 7.350%
12.740%(c)	06/30/26^	230	188,112
			456,636
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.308%(c)	10/29/27	110	108,521

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	107	$11,633
Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.916%(c)	12/18/26	456	416,314

Total Floating Rate and Other Loans (cost $1,107,326)			993,104
Residential Mortgage-Backed Securities — 0.0%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	1	1,166
Banc of America Funding Trust,
Series 2006-01, Class 2A1
5.500%	01/25/36	4	2,946
Series 2006-D, Class 5A2
4.208%(cc)	05/20/36	4	3,327
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
5.574%(c)	09/26/36	5	4,463
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
4.663%(cc)	05/25/34	1	513
Series 2004-D, Class 2A2
4.663%(cc)	05/25/34	4	4,103
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month SOFR + 0.464% (Cap 7.000%, Floor 0.350%)
5.784%(c)	05/25/37	13	4,990
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	2	2,002
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 2A1
3.726%(cc)	02/25/20	1	1,190
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	4	3,861
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	9	7,758
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
6.678%(cc)	12/19/34	4	3,410
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,880
Series 2006-A02, Class 5A1
5.103%(cc)	11/25/33	5	5,214
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month SOFR + 0.564% (Cap 9.500%, Floor 0.450%)
5.884%(c)	09/25/35	4	$3,474

Total Residential Mortgage-Backed Securities (cost $64,827)			56,297
U.S. Treasury Obligation — 2.1%
U.S. Treasury Notes
0.875%	01/31/24(a)(k)	82,432	81,205,279
(cost $81,400,480)

Total Long-Term Investments (cost $3,329,066,775)			3,289,328,832

	Shares
Short-Term Investments — 15.6%
Affiliated Mutual Funds — 12.5%
PGIM Core Ultra Short Bond Fund(wa)	415,829,101	415,829,101
PGIM Institutional Money Market Fund (cost $63,742,432; includes $63,448,552 of cash collateral for securities on loan)(b)(wa)	63,781,608	63,743,338

Total Affiliated Mutual Funds (cost $479,571,533)		479,572,439

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.1%
Citibank NA
5.800%	03/05/24	345	344,964
Wells Fargo Bank NA
SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.910%(c)	08/02/24	1,830	1,827,164
5.910%(c)	08/02/24	629	627,717

Total Certificates of Deposit (cost $2,804,000)				2,799,845
Commercial Paper(n) — 1.1%
American Electric Power Service Corp.
5.535%	10/10/23	1,300	1,297,835
AT&T, Inc.
5.684%	12/20/23	1,543	1,523,448
Avery Dennison Corp.
5.733%	12/14/23	1,300	1,284,582
Brighthouse Financial, Inc.
5.545%	10/20/23	2,650	2,641,702
5.936%	05/29/24	2,591	2,492,046
Citigroup Global Markets, Inc.
5.430%	01/08/24	720	708,856
5.521%	11/27/23	3,617	3,584,533
Coca-Cola Co. (The)
5.376%	05/21/24	4,500	4,342,021

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
Duke Energy Corp.
5.740%	02/22/24	1,300	$1,269,585
Henkel Corp.
5.473%	11/06/23	2,950	2,933,478
L3Harris Technologies, Inc.
5.781%	11/06/23	1,300	1,292,391
Marriott International, Inc.
5.579%	10/13/23	1,300	1,297,176
National Securities Clearing Corp.
5.445%	10/18/23	4,000	3,988,737
Ontario Teachers’ Finance Trust
5.302%	11/17/23	7,800	7,742,935
Pacific Life Insurance Co.
5.846%	06/10/24	2,523	2,421,759
Tampa Electric Co.
5.594%	10/16/23	2,000	1,994,807
Thunder Bay Funding LLC
5.457%	12/07/23	3,000	2,968,749

Total Commercial Paper (cost $43,813,353)			43,784,640
Corporate Bonds — 0.1%
Auto Manufacturers — 0.0%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)
5.699%(c)	02/22/24	1,300,000	1,299,651
Banks — 0.1%
Bank of America NA,
5.370%	04/26/24	2,600,000	2,591,282

Total Corporate Bonds (cost $3,900,199)			3,890,933
U.S. Government Agency Obligations(n) — 0.3%
Federal Home Loan Bank
4.990%	02/06/24	4,350	4,264,654
5.185%	02/01/24	7,800	7,652,654

Total U.S. Government Agency Obligations (cost $11,944,882)			11,917,308
U.S. Treasury Obligations(n) — 1.5%
U.S. Treasury Bills
5.148%	05/16/24	16,200	15,662,847
5.286%	10/10/23	5,350	5,343,746
5.296%	10/24/23	5,300	5,282,911
5.327%	10/19/23	8,050	8,029,923
5.328%	10/31/23	5,400	5,377,065
5.369%	11/21/23	8,100	8,040,206
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(n) (continued)
5.372%	12/07/23	10,550	$10,447,327

Total U.S. Treasury Obligations (cost $58,214,629)			58,184,025

Total Short-Term Investments (cost $600,248,596)			600,149,190

TOTAL INVESTMENTS—101.3% (cost $3,929,315,371)			3,889,478,022

Liabilities in excess of other assets(z) — (1.3)%			(48,185,029)

Net Assets — 100.0%			$3,841,292,993

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABX	Asset-Backed Securities Index
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CMBX	Commercial Mortgage-Backed Index
CSI	Credit Suisse International
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
GDR	Global Depositary Receipt
HSBC	HSBC Bank PLC
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
TD	The Toronto-Dominion Bank
UTS	Unit Trust Security
XASX	Australian Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,216,196 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,412,183; cash collateral of $63,448,552 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,228	5 Year U.S. Treasury Notes	Dec. 2023	$234,740,699	$973,692
1,689	10 Year U.K. Gilt	Dec. 2023	194,040,116	(931,148)
5,235	10 Year U.S. Treasury Notes	Dec. 2023	565,707,188	(10,358,970)
366	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	43,439,625	(2,110,665)
1,567	Mini MSCI EAFE Index	Dec. 2023	159,951,525	(4,177,989)
1,679	S&P 500 E-Mini Index	Dec. 2023	363,125,725	(15,602,599)
504	S&P E-Mini Communication Services Index	Dec. 2023	43,671,600	(1,004,847)
421	XAE Energy Index	Dec. 2023	40,226,550	131,765
387	XAI E-Mini Industrial Index	Dec. 2023	39,868,740	87,462
254	XAK Technology Index	Dec. 2023	42,377,360	(2,377,953)
				(35,371,252)
Short Positions:
3,909	Mini MSCI Emerging Markets Index	Dec. 2023	186,752,475	6,684,474
1,649	Russell 2000 E-Mini Index	Dec. 2023	148,294,570	6,055,398
476	XAB Materials Index	Dec. 2023	39,969,720	(273,710)
591	XAP Consumer Staples Index	Dec. 2023	41,316,810	1,619,340
626	XAU Utilities Index	Dec. 2023	37,484,880	1,908,035
				15,993,537
				$(19,377,715)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/30/23	SSB	AUD	17,227	$11,693,534	$11,088,919	$—	$(604,615)
British Pound,
Expiring 10/30/23	ML	GBP	1,256	1,602,213	1,533,102	—	(69,111)
Expiring 10/30/23	RBC	GBP	2,449	3,126,128	2,988,556	—	(137,572)
A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/30/23	RBC	GBP	412	$501,658	$502,516	$858	$—
Expiring 10/30/23	SSB	GBP	477	595,322	582,017	—	(13,305)
Canadian Dollar,
Expiring 10/30/23	BARC	CAD	1,084	793,975	798,717	4,742	—
Expiring 10/30/23	ML	CAD	730	540,651	537,735	—	(2,916)
Expiring 10/30/23	SSB	CAD	13,107	9,927,780	9,654,093	—	(273,687)
Expiring 10/30/23	SSB	CAD	2,574	1,886,060	1,896,113	10,053	—
Expiring 10/30/23	SSB	CAD	1,999	1,463,332	1,472,751	9,419	—
Danish Krone,
Expiring 10/30/23	CITI	DKK	8,669	1,294,793	1,230,861	—	(63,932)
Euro,
Expiring 10/30/23	CITI	EUR	3,155	3,448,027	3,339,746	—	(108,281)
Expiring 10/30/23	ML	EUR	532	573,542	563,462	—	(10,080)
Expiring 10/30/23	RBC	EUR	1,105	1,180,178	1,169,603	—	(10,575)
Expiring 10/30/23	RBC	EUR	576	615,596	610,219	—	(5,377)
Expiring 10/30/23	SSB	EUR	714	757,172	755,901	—	(1,271)
Japanese Yen,
Expiring 10/24/23	BARC	JPY	12,729,005	86,866,419	85,561,094	—	(1,305,325)
Expiring 10/30/23	SSB	JPY	2,591,851	18,743,001	17,440,638	—	(1,302,363)
Expiring 10/30/23	SSB	JPY	138,826	964,590	934,166	—	(30,424)
Swedish Krona,
Expiring 10/30/23	RBC	SEK	7,012	661,204	642,604	—	(18,600)
Expiring 10/30/23	SSB	SEK	14,078	1,346,143	1,290,211	—	(55,932)
Swiss Franc,
Expiring 10/30/23	BARC	CHF	484	544,726	530,067	—	(14,659)
Expiring 10/30/23	CITI	CHF	644	737,307	706,000	—	(31,307)
Expiring 10/30/23	RBC	CHF	1,693	1,982,269	1,856,047	—	(126,222)
Expiring 10/30/23	SSB	CHF	998	1,160,606	1,093,486	—	(67,120)
Expiring 10/30/23	SSB	CHF	792	892,250	868,187	—	(24,063)
Expiring 10/30/23	SSB	CHF	507	583,075	555,543	—	(27,532)
				$154,481,551	$150,202,354	25,072	(4,304,269)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/24/23	BARC	AUD	69,692	$44,904,159	$44,850,637	$53,522	$—
British Pound,
Expiring 10/30/23	CITI	GBP	1,470	1,862,257	1,794,401	67,856	—
Expiring 10/30/23	RBC	GBP	735	909,742	896,360	13,382	—
Expiring 10/30/23	RBC	GBP	569	717,387	694,439	22,948	—
Expiring 10/30/23	SSB	GBP	3,377	4,360,772	4,121,665	239,107	—
Expiring 10/30/23	SSB	GBP	2,070	2,598,701	2,526,334	72,367	—
Expiring 10/30/23	SSB	GBP	1,542	1,997,889	1,882,257	115,632	—
Canadian Dollar,
Expiring 10/30/23	SSB	CAD	2,976	2,199,447	2,191,722	7,725	—
Chinese Renminbi,
Expiring 10/10/23	CITI	CNH	1,727	236,450	236,810	—	(360)
Danish Krone,
Expiring 10/30/23	RBC	DKK	9,007	1,296,179	1,278,900	17,279	—
Expiring 10/30/23	SSB	DKK	10,624	1,527,854	1,508,460	19,394	—
Expiring 10/30/23	SSB	DKK	7,822	1,128,706	1,110,586	18,120	—
Expiring 10/30/23	SSB	DKK	5,028	724,068	713,866	10,202	—
A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/30/23	ML	EUR	2,540	$2,770,987	$2,689,432	$81,555	$—
Expiring 10/30/23	RBC	EUR	1,877	2,013,434	1,987,349	26,085	—
Expiring 10/30/23	SSB	EUR	1,979	2,207,325	2,094,838	112,487	—
Expiring 10/30/23	SSB	EUR	1,400	1,482,643	1,482,097	546	—
Expiring 10/30/23	SSB	EUR	1,335	1,484,031	1,412,784	71,247	—
Expiring 10/30/23	SSB	EUR	823	910,139	870,902	39,237	—
Hong Kong Dollar,
Expiring 10/03/23	CITI	HKD	5,922	756,655	756,349	306	—
Expiring 10/04/23	SSB	HKD	1,017	129,838	129,858	—	(20)
Expiring 10/04/23	SSB	HKD	446	56,981	56,990	—	(9)
Japanese Yen,
Expiring 10/30/23	RBC	JPY	109,070	788,907	733,934	54,973	—
Singapore Dollar,
Expiring 10/30/23	BARC	SGD	4,393	3,326,294	3,218,252	108,042	—
Swedish Krona,
Expiring 10/30/23	SSB	SEK	3,344	319,534	306,500	13,034	—
Expiring 10/30/23	TD	SEK	10,734	1,038,192	983,711	54,481	—
				$81,748,571	$80,529,433	1,219,527	(389)
						$1,244,599	$(4,304,658)
A16

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$4,301	$—	$4,301	BARC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	3,848	—	3,848	CSI
ABX.HE.AAA	05/25/46	0.110%(Q)	150	3,395	—	3,395	BOA
ABX.HE.AAA	05/25/46	0.110%(Q)	90	2,037	—	2,037	CSI
ABX.HE.AAA	05/25/46	0.110%(M)	70	1,584	—	1,584	BOA
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	CITI
				$15,226	$—	$15,226
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17